Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	29.00%	30.00%	30.00%
Ghana Tax [member] | Non Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	32.50%	32.50%	32.50%
South African - Components of Mining and Income Tax [Member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
South African Mining Tax Formula	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2018, 2017 and 2016	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2018, 2017 and 2016	South African mining tax on mining income is determined according to a formula Y=34-170/X in 2018, 2017 and 2016
South African - Components of Mining and Income Tax [Member] | Non Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
South African - Components of Mining and Income Tax [Member] | Company Tax Rate [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
Australia Tax [member] | Non Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	30.00%	30.00%	30.00%
Peru Tax [member] | Non Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	29.50%	29.50%	30.00%